DIGITAL CURRENCY THEFT LOSS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020
DIGITAL CURRENCY THEFT LOSS (Details Narrative)
Digital currency theft loss	$ 0	$ (33,037)	$ (33,037)